Financing Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Financing Receivables, Net

Financing receivables, net as of December 31, 2019 and 2020 consisted of the followings:

	As of December 31,
	2019	2020
	(RMB in thousands)
Short-term:
Installment purchase loans	748,717	457,407
Personal installment loans	3,322,235	4,969,154
Total short-term financing receivables	4,070,952	5,426,561
Allowance for credit losses	(318,262)	(508,013)
Total short-term financing receivables, net	3,752,690	4,918,548
Long-term:
Installment purchase loans	169,080	127,265
Personal installment loans	545,001	98,645
Total long-term financing receivables	714,081	225,910
Allowance for credit losses	(55,283)	(21,149)
Total long-term financing receivables, net	658,798	204,761

Summary of Balances of Financing Receivables by Due Date

The following table summarizes the balances of financing receivables by due date as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	(RMB in thousands)
Due in months
0 - 12	4,070,952	5,426,561
13 - 24	621,957	182,107
25 - 36	92,075	23,388
Thereafter	49	20,415
Total financing receivables	4,785,033	5,652,471

Summary of Activities in Provision for Credit Losses

The activities in the provision for credit losses of financing receivables for the years ended December 31, 2018, 2019 and 2020, respectively, consisted of the following:

	For the year ended December 31,
	2018	2019	2020
	(RMB in thousands)
Beginning balances	(370,196)	(384,036)	(373,545)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	—	—	(229,661)
Provision for credit losses	(884,056)	(708,684)	(779,235)
Charge-offs	974,483	815,421	1,078,705
Recoveries from prior charge-offs	(104,267)	(96,246)	(225,426)
Ending balances	(384,036)	(373,545)	(529,162)

Summary of Aging Analysis of Past Due Financing Receivables

Aging analysis of past due financing receivables as of December 31, 2019 and 2020 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
Installment purchase loans	9,160	5,197	4,217	9,636	—	28,210	889,587	917,797
Personal installment loans	149,574	86,792	74,208	180,822	—	491,396	3,375,840	3,867,236
December 31, 2019	158,734	91,989	78,425	190,458	—	519,606	4,265,427	4,785,033
Installment purchase loans	7,086	4,508	3,839	11,884	—	27,317	557,355	584,672
Personal installment loans	152,523	74,396	54,217	165,982	—	447,118	4,620,681	5,067,799
December 31, 2020	159,609	78,904	58,056	177,866	—	474,435	5,178,036	5,652,471

Summary of Net Recorded Investment of Financing Receivables by Credit Quality Indicator

The following tables present the net recorded investment of financing receivables within each credit quality indicator as of December 31, 2019 and 2020:

	As of December 31, 2019		As of December 31, 2020
	Installment Purchase Loans	Personal Installment Loans	Installment Purchase Loans	Personal Installment Loans
	(RMB in thousands)		(RMB in thousands)
Risk level:
A	383,566	612,958	213,309	911,690
B	262,504	760,986	142,897	970,929
C	133,526	528,162	130,054	1,326,862
D	84,779	771,854	89,220	1,260,173
E	32,136	593,564	3,144	197,713
F	20,665	378,408	6,047	357,261
N and others	621	221,304	1	43,171
Total	917,797	3,867,236	584,672	5,067,799

Installment Purchase Loans
Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond

The following tables present the amortized cost of installment purchase loans within each credit quality indicator by year of origination for five origination years and beyond, due to the adoption of ASC 326, as of December 31, 2020:

	Loans originated in
Risk Level	2016 and before	2017	2018	2019	2020	Total
(RMB in thousands)
A	—	32	9,128	38,554	165,595	213,309
B	—	23	6,454	29,391	107,029	142,897
C	—	39	3,877	25,966	100,172	130,054
D	—	13	2,291	16,737	70,179	89,220
E	—	1	90	548	2,505	3,144
F	—	5	415	1,254	4,373	6,047
N and others	—	—	—	—	1	1
Total	—	113	22,255	112,450	449,854	584,672

Personal Installment Loans
Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond

The following tables present the amortized cost of personal installment loans within each credit quality indicator by year of origination for five origination years and beyond, due to the adoption of ASC 326, as of December 31, 2020:

	Loans originated in
Risk Level	2016 and before	2017	2018	2019	2020	Total
(RMB in thousands)
A	—	667	8,864	28,794	873,365	911,690
B	—	457	7,488	31,108	931,876	970,929
C	—	627	7,563	57,490	1,261,182	1,326,862
D	—	177	5,200	73,001	1,181,795	1,260,173
E	—	13	239	6,859	190,602	197,713
F	—	49	1,348	27,267	328,597	357,261
N and others	—	32	2,555	25,021	15,563	43,171
Total	—	2,022	33,257	249,540	4,782,980	5,067,799